SUBSEQUENT EVENTS - Additional Information (Detail) - Subsequent Event $ / shares in Units, $ in Thousands		1 Months Ended
	Jan. 03, 2019 USD ($) shares	Jan. 31, 2019 Employees ServiceProvider $ / shares
Subsequent Event [Line Items]
Rights distributed (shares) | shares	1
Period to receive warrants to purchase shares	6 months 1 day
Termination fee payable	$ 350
Termination reimbursement Expense	200
Termination fee receivable	$ 1,000
Salarius
Subsequent Event [Line Items]
Ownership percentage	80.10%
Combined company
Subsequent Event [Line Items]
Ownership percentage	19.90%
PICU
Subsequent Event [Line Items]
Number of Employees | Employees		119
Service provider | ServiceProvider		18
Price per unit | $ / shares		$ 362.84
PICU | Minimum
Subsequent Event [Line Items]
Vesting period		9 months
PICU | Maximum
Subsequent Event [Line Items]
Vesting period		4 years